Capital surplus	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Capital surplus
22.	Capital surplus
Pursuant to the ROC Company Act, any capital surplus arising from paid-in
capital in excess of par value on issuance of ordinary shares and donations can be used to cover accumulated deficits or to issue new shares or cash to shareholders in proportion to their share ownership, provided that the Company has no accumulated deficits. Furthermore, the ROC Securities and Exchange Act requires that the amount of capital surplus to be capitalized mentioned above may not exceed 10% of the paid-in
capital each year. The capital surplus may not be used to cover accumulated deficits unless the legal reserve is insufficient.

	2019
	Share premium	Employee restricted shares	Others	Total
	NT$000	NT$000	NT$000	NT$000
January 1	5,873,743	382,506	7,304	6,263,553
Share-based payments	—	(412)	—	(412)
Cancellation of treasury stock	(199,501)	(12,853)	—	(212,354)

December 31	5,674,242	369,241	7,304	6,050,787

	2020
	Share premium	Employee restricted shares	Others	Total
	NT$000	NT$000	NT$000	NT$000
January 1	5,674,242	369,241	7,304	6,050,787
Reclassifications	369,241	(369,241)	—	—

December 31	6,043,483	—	7,304	6,050,787

	2021
	Share premium	Employee restricted shares	Others	Total
	NT$000	NT$000	NT$000	NT$000
January 1	6,043,483	—	7,304	6,050,787
Changes in associates accounted for using equity method	—	—	4,834	4,834

December 31	6,043,483	—	12,138	6,055,621